(35) FINANCIAL INSTRUMENTS (Details 8) - Liquidity Risk [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 28,016,794
Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,807,810
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,820,603
4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,975,923
1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	825,796
3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,711,980
1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,874,682
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,620,123
Trade payables [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,238,843
Trade payables [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	148,247
Trade payables [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Trade payables [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,258
Trade payables [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	78
Trade payables [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	211,697
Borrowings - Principal and Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,321,923
Borrowings - Principal and Interest [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	222,237
Borrowings - Principal and Interest [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,845,013
Borrowings - Principal and Interest [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,890,206
Borrowings - Principal and Interest [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	580,245
Borrowings - Principal and Interest [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,842,610
Borrowings - Principal and Interest [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,941,612
Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63,964
Derivatives [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Derivatives [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Derivatives [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Derivatives [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,332
Derivatives [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45,060
Derivatives [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,572
Debentures - Principal and Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,219,689
Debentures - Principal and Interest [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,811
Debentures - Principal and Interest [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,592,045
Debentures - Principal and Interest [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,053,800
Debentures - Principal and Interest [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101,704
Debentures - Principal and Interest [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	770,047
Debentures - Principal and Interest [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,691,282
Regulatory Charges [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	232,252
Regulatory Charges [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	231,130
Regulatory Charges [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Regulatory Charges [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Regulatory Charges [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,122
Regulatory Charges [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Regulatory Charges [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Use of Public Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	102,952
Use of Public Asset [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	981
Use of Public Asset [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45,591
Use of Public Asset [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,494
Use of Public Asset [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,962
Use of Public Asset [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,828
Use of Public Asset [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,096
Consumers and Concessionaires [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	298,549
Consumers and Concessionaires [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,182
Consumers and Concessionaires [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	183,938
Consumers and Concessionaires [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Consumers and Concessionaires [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,429
Consumers and Concessionaires [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Consumers and Concessionaires [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
EPE / FNDCT / PROCEL [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	49,275
EPE / FNDCT / PROCEL [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44
EPE / FNDCT / PROCEL [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
EPE / FNDCT / PROCEL [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
EPE / FNDCT / PROCEL [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,158
EPE / FNDCT / PROCEL [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44,073
EPE / FNDCT / PROCEL [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Collections Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	93,740
Collections Agreement [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	46,439
Collections Agreement [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Collections Agreement [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Collections Agreement [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	47,301
Collections Agreement [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Collections Agreement [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Reversal Fund [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,327
Reversal Fund [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	143
Reversal Fund [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,769
Reversal Fund [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,423
Reversal Fund [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	285
Reversal Fund [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,284
Reversal Fund [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,423
Others [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	455,891
Others [Member] | Less than 1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	103,808
Others [Member] | More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	189,707
Others [Member] | 4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,423
Others [Member] | 1-3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	110,173
Others [Member] | 3 Months To 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45,357
Others [Member] | 1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 3,423